BNY Mellon Concentrated International ETF
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.7%
Australia — 2.8%
CSL Ltd.	27,255	4,744,920
Canada — 7.3%
Alimentation Couche-Tard, Inc.	143,431	7,453,112
Canadian National Railway Co.	54,465	5,085,654
		12,538,766
Denmark — 4.9%
Coloplast AS, Cl. B	55,279	5,099,621
Novo Nordisk AS, Cl. B	70,696	3,399,288
		8,498,909
Finland — 3.2%
Kone OYJ, Cl. B	87,970	5,415,114
France — 14.3%
Air Liquide SA	35,670	7,034,106
L’Oreal SA	14,408	6,401,856
LVMH Moet Hennessy Louis Vuitton SE	9,381	5,056,792
TotalEnergies SE	103,286	6,131,601
		24,624,355
Germany — 10.3%
adidas AG	20,700	3,969,821
Merck KGaA	36,689	4,618,207
SAP SE	31,661	9,061,795
		17,649,823
Hong Kong — 4.8%
AIA Group Ltd.	884,114	8,266,748
Ireland — 4.1%
Experian PLC	133,764	7,073,310
Japan — 12.0%
Daikin Industries Ltd.	27,600	3,408,820
Hoya Corp.	41,400	5,265,597
Keyence Corp.	13,200	4,831,830
Shin-Etsu Chemical Co. Ltd.	164,900	4,805,938
SMC Corp.	6,900	2,411,340
		20,723,525
Netherlands — 7.0%
ASML Holding NV	9,058	6,337,612
Universal Music Group NV	197,148	5,710,131
		12,047,743
Singapore — 3.4%
CapitaLand Ascendas REIT	2,760,000	5,930,684
Spain — 5.7%
Amadeus IT Group SA	122,805	9,869,022
Switzerland — 6.8%
Roche Holding AG	19,403	6,141,596
SGS SA	54,438	5,549,358
		11,690,954
Taiwan — 5.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,220	10,201,196

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.7% (continued)
United Kingdom — 5.2%
Compass Group PLC	254,649	8,962,488
Total Common Stocks (cost $170,434,244)		168,237,557

	1-Day Yield (%)
Investment Companies — 2.1%
Registered Investment Companies — 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(a) (cost $3,640,918)	4.29	3,640,918	3,640,918
Total Investments (cost $174,075,162)		99.8%	171,878,475
Cash and Receivables (Net)		.2%	358,014
Net Assets		100.0%	172,236,489

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Concentrated International ETF
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	168,237,557	—	—	168,237,557
Investment Companies	3,640,918	—	—	3,640,918
	171,878,475	—	—	171,878,475

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) for which market quotations are available are valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
At July 31, 2025, accumulated net unrealized depreciation on investments was $2,196,687, consisting of $14,181,193 gross unrealized appreciation and $16,377,880 gross unrealized depreciation.

At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.